S000084921 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Barrow Hanley US Value Opportunities Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	12.88%	20.87%	13.02%